Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories
Note 18 - Inventories
The Group’s inventory primarily consisted of vehicles as follows:

	As of December 31,
	2022	2021
Work in progress	1,387	3,586
Finished goods and good for resale	704,929	610,124
Provision for impairment	(47,757)	(67,967)

Total	658,559	545,743

Inventories recognized as an expense during the years ended December 31, 2022, 2021 and 2020 amounted to $2,179,958, $1,234,062 and $551,508, respectively, and were included in Cost of sales in the Consolidated Statement of Loss and Comprehensive Loss.
Inventories can be pledged as security for liabilities. Refer to Note 23 - Liabilities to credit institutions for further details.
As of December 31, 2022, 2021, and 2020 write-downs of inventories to net realizable value amounted to $27,877, $67,967, and $35,984 respectively. The write down was recognized as an expense during the years ended December 31, 2022, 2021, and 2020 and was included in Cost of sales or Selling expenses in the Consolidated Statement of Loss and Comprehensive Loss depending on the purpose of the vehicle.